Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of cash flows [abstract]
Percentage of secured promissory notes	7.00%	7.00%	7.00%